FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Liquidity Risk (Details) - Liquidity risk - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, Total contractual cash flows	$ 7,489,397	$ 2,317,830
Lease liabilities, Total contractual cash flows	3,915,515	1,776,344
Other loans and borrowings, Total contractual cash flows	19,067	26,490
Total contractual cash flows	11,423,979	4,120,664
Trade and other payables, Carrying amount of liabilities	7,489,397	2,317,830
Lease liabilities, Carrying amount of liabilities	3,915,515	1,465,780
Other loans and borrowings, Carrying amount of liabilities	19,067	24,893
Carrying amount of liabilities	11,423,979	3,808,503
≤1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, Total contractual cash flows	7,489,397	2,317,830
Lease liabilities, Total contractual cash flows	465,254	439,382
Other loans and borrowings, Total contractual cash flows	6,764	6,373
Total contractual cash flows	7,961,415	2,763,585
1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, Total contractual cash flows	0	0
Lease liabilities, Total contractual cash flows	1,425,380	1,336,962
Other loans and borrowings, Total contractual cash flows	12,303	20,117
Total contractual cash flows	1,437,683	1,357,079
≥5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, Total contractual cash flows	0	0
Lease liabilities, Total contractual cash flows	2,024,881	0
Other loans and borrowings, Total contractual cash flows	0	0
Total contractual cash flows	$ 2,024,881	$ 0